ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)			2 Months Ended	12 Months Ended
	Jun. 03, 2025 USD ($) $ / shares shares	Apr. 03, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	May 06, 2025 $ / shares shares	Mar. 31, 2025 CNY (¥)
Offsetting Assets [Line Items]
Purchase ordinary share price | $ / shares							$ 0.001
Ordinary shares issued							1
Net loss			$ 11,222	$ (1,040,970)	¥ (7,554,004)	¥ 11,565,768
Accumulated deficit			$ 11,222	$ 4,795,593		¥ 42,354,186		¥ 34,800,182
Business Combination Agreement [Member]
Offsetting Assets [Line Items]
Merger consideration | $	$ 326,000,000	$ 396,000,000
Ordinary shares issued	32,600,000	39,600,000
Equity percentage		100.00%
Purchase ordinary share price | $ / shares	$ 10.00	$ 10.00
Earnout consideration | $	$ 70,000,000
Ordinary shares issued	30,970,000
Ordinary shares issued	1,630,000
Additional shares	7,000,000
Share per share | $ / shares	$ 10.00